Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date	$ 40,374	$ 25,230
Carrying Amount [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling within One Year	15,141
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after One through Five Years	10,088
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years	15,145
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date	40,374
Fair Value [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling within One Year, Fair Value	15,125
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after One Through Five Years, Fair Value	10,094
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years, Fair Value	14,601
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value	$ 39,820